RELATED PARTY TRANSACTIONS AND BALANCES - Additional Information (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended				12 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Jul. 31, 2020 CNY (¥)	Jul. 31, 2020 USD ($)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2020 USD ($)	Jul. 29, 2020 CNY (¥)	Jul. 29, 2020 USD ($)	Jul. 22, 2020 USD ($)
Related Party Transaction [Line Items]
Services provided by the related parties | ¥					¥ 47,464	¥ 139,026	¥ 210,963
Amounts due from related parties	¥ 168				168	5,587		$ 25
Amounts due to related parties	6,594				6,594	¥ 3,121		$ 971
Accrued interest expenses on convertible debt | ¥					¥ 4,365
Payments of debt issuance costs	¥ 8,172	$ 1,200	¥ 155,393	$ 22,818
Convertible Debt [Member]
Related Party Transaction [Line Items]
Debt instrument aggregate principal amount											$ 100,000
Convertible Debt [Member] | Series 1 note [Member]
Related Party Transaction [Line Items]
Debt instrument aggregate principal amount									¥ 95,403	$ 14,009
Convertible Debt [Member] | Series 2 note [Member]
Related Party Transaction [Line Items]
Debt instrument aggregate principal amount									¥ 109,241	$ 16,041
Convertible Debt [Member] | July Convertible Notes [Member] | Interest Of Fifteen Percent [Member]
Related Party Transaction [Line Items]
Debt annual interest rate	15.00%				15.00%			15.00%
Convertible Debt [Member] | July Convertible Notes [Member] | Interest Of Fifteen Percent [Member] | Series 1 note [Member]
Related Party Transaction [Line Items]
Debt instrument aggregate principal amount								$ 22,818
Convertible Debt [Member] | July Convertible Notes [Member] | Interest Of Fifteen Percent [Member] | Series 2 note [Member]
Related Party Transaction [Line Items]
Debt instrument aggregate principal amount								6,777
Convertible Debt [Member] | July Convertible Notes [Member] | Interest Of Seventeen Percent [Member]
Related Party Transaction [Line Items]
Debt instrument aggregate principal amount								$ 16,041
Debt annual interest rate	17.00%				17.00%			17.00%
Convertible Debt [Member] | September Convertible Notes [Member] | Interest Of Fifteen Percent [Member]
Related Party Transaction [Line Items]
Debt annual interest rate	15.00%				15.00%			15.00%
Convertible Debt [Member] | September Convertible Notes [Member] | Interest Of Fifteen Percent [Member] | Series 1 note [Member]
Related Party Transaction [Line Items]
Debt instrument aggregate principal amount								$ 1,200
Convertible Debt [Member] | September Convertible Notes [Member] | Interest Of Fifteen Percent [Member] | Series 2 note [Member]
Related Party Transaction [Line Items]
Debt instrument aggregate principal amount								356
Convertible Debt [Member] | September Convertible Notes [Member] | Interest Of Seventeen Percent [Member]
Related Party Transaction [Line Items]
Debt instrument aggregate principal amount								$ 844
Debt annual interest rate	17.00%				17.00%			17.00%